SHAREHOLDERS' EQUITY (Schedule of Fair Value of Options Granted) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares
Stockholders' Equity Note [Abstract]
Risk-free interest rate, minimum	0.90%
Risk-free interest rate, maximum	1.30%
Expected life of options	4 years 7 months 6 days
Expected annual volatility, minimum	47.00%
Expected annual volatility, maximum	48.00%
Expected dividend yield
Weighted average grant-date fair value	$ 4.20